Reconciliation of Liabilities Arising from Financing Activities - Schedule of Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Liabilities Arising from Financing Activities - Schedule of Consolidated Statement of Cash Flows (Details) [Line Items]
Balance beginning	$ 385,770	$ 186,610	$ 167,338
Finance costs	8,293	10,612	7,136
Non-cash transactions	(3,009)	6,105	14,652
Acquisition of subsidiaries		182,829	281
Disposal of subsidiaries		(8,347)
Cash flows	192,311	6,232	(2,472)
Exchange realignment	11,994	1,729	(325)
Balance ending	595,359	385,770	186,610
Borrowings [Member]
Reconciliation of Liabilities Arising from Financing Activities - Schedule of Consolidated Statement of Cash Flows (Details) [Line Items]
Balance beginning	219,609	62,304	51,697
Finance costs	8,159	9,367	3,862
Non-cash transactions	30,000	(643)	9,970
Acquisition of subsidiaries		159,722	37
Disposal of subsidiaries		(392)
Cash flows	(8,324)	(10,481)	(3,140)
Exchange realignment	9,698	(268)	(122)
Balance ending	259,142	219,609	62,304
Lease liabilities [Member]
Reconciliation of Liabilities Arising from Financing Activities - Schedule of Consolidated Statement of Cash Flows (Details) [Line Items]
Balance beginning	520	383	220
Finance costs	4	130	6
Non-cash transactions		544
Acquisition of subsidiaries			244
Disposal of subsidiaries		(127)
Cash flows	(251)	(410)	(87)
Exchange realignment
Balance ending	273	520	383
Redeemable shares classified as financial liabilities [Member]
Reconciliation of Liabilities Arising from Financing Activities - Schedule of Consolidated Statement of Cash Flows (Details) [Line Items]
Balance beginning
Finance costs	130
Non-cash transactions
Acquisition of subsidiaries
Disposal of subsidiaries
Cash flows	139,193
Exchange realignment	(1)
Balance ending	139,322
Amount due to subsidiaries’ non- controlling shareholders [Member]
Reconciliation of Liabilities Arising from Financing Activities - Schedule of Consolidated Statement of Cash Flows (Details) [Line Items]
Balance beginning	63,019	53,727	52,611
Finance costs		1,115	3,268
Non-cash transactions		2,066
Acquisition of subsidiaries		23,107
Disposal of subsidiaries
Cash flows		(17,741)	(2,059)
Exchange realignment	1,062	745	(93)
Balance ending	64,081	63,019	53,727
Amount due to ultimate holding company [Member]
Reconciliation of Liabilities Arising from Financing Activities - Schedule of Consolidated Statement of Cash Flows (Details) [Line Items]
Balance beginning	102,622	70,196	62,810
Finance costs
Non-cash transactions	(33,009)	4,138	4,682
Acquisition of subsidiaries
Disposal of subsidiaries		(7,828)
Cash flows	61,693	34,864	2,814
Exchange realignment	1,235	1,252	(110)
Balance ending	$ 132,541	$ 102,622	$ 70,196